THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2001

Check here if Amendment [X]                         Amendment No.: 1

     This Amendment (Check only one):               [ ] is a restatement.
                                                    [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    K Capital Partners, LLC
Address: 75 Park Plaza, Boston, MA 02116
Form 13F File Number: 028-06203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Needham
Title: Chief Administrative Officer
Phone: 617-646-7728

Signature, place and date of signing:

/s/ Robert T. Needham, Boston, Massachusetts, December 20, 2002
---------------------

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     6

Form 13F Information Table Value Total:     $82,759 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

-----------------------------------------------------------------------------------------------------------------------------
                                                                                 VALUE        SHRS OR      SH/      PUT/
NAME OF ISSUER                          TITLE OF CLASS          CUSIP            (X$1000)     PRN AMT      PRN      CALL
-----------------------------------------------------------------------------------------------------------------------------
American Skiing Co                      Common Stock            029654308            203        405200     SH
-----------------------------------------------------------------------------------------------------------------------------
Conoco Inc                              Common Stock            208251504          14150        500000     SH
-----------------------------------------------------------------------------------------------------------------------------
Echostar Comm                           Convrt Bonds            278762AD1          41536      47000000     SH
-----------------------------------------------------------------------------------------------------------------------------
Meristar Hotels & Resorts               Common Stock            589988104            158        229500     SH
-----------------------------------------------------------------------------------------------------------------------------
Newmont Mining Corp                     Common Stock            651639106          13377        700000     SH
-----------------------------------------------------------------------------------------------------------------------------
Veritas DGC Inc                         Common Stock            92343P107          13335        720800     SH
-----------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                           INVESTMENT    OTHER                  VOTING AUTHORITY
NAME OF ISSUER                             DISCRETION    MANAGERS         SOLE       SHARED      OTHER
-------------------------------------------------------------------------------------------------------
American Skiing Co                         Sole                          405200
-------------------------------------------------------------------------------------------------------
Conoco Inc                                 Sole                          500000
-------------------------------------------------------------------------------------------------------
Echostar Comm                              Sole                        47000000
-------------------------------------------------------------------------------------------------------
Meristar Hotels & Resorts                  Sole                          229500
-------------------------------------------------------------------------------------------------------
Newmont Mining Corp                        Sole                          700000
-------------------------------------------------------------------------------------------------------
Veritas DGC Inc                            Sole                          720800
-------------------------------------------------------------------------------------------------------